CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenue	$ 64,525	$ 71,187	$ 58,972
Third parties	42,389	70,331	54,707
Related parties	22,136	856	4,265
Cost of revenue	(42,141)	(45,146)	(38,459)
Gross profit	22,384	26,041	20,513
Operating expenses:
Research and development, net	(11,627)	(8,881)	(19,005)
Selling and marketing	(9,488)	(9,174)	(12,050)
General and administrative	(12,143)	(12,244)	(11,480)
Asset impairment		(1,448)	(6,599)
Total operating expenses	(33,258)	(31,747)	(49,134)
Loss from operations	(10,874)	(5,706)	(28,621)
Other income/(expense):
Interest income/(expense), net	(165)	234	673
Foreign exchange gain/(loss), net	1,235	(19)	1,678
Gain on disposal of marketable equity securities			1,517
Gain on disposal of subsidiary and equity interest	6	1,472
Others, net	369	169	492
Loss before income taxes and equity in loss of an equity investee	(9,429)	(3,850)	(24,261)
Income tax benefit/(expense)	(692)	(210)	861
Net loss before equity in loss of an equity investee	(10,121)	(4,060)	(23,400)
Equity in gain/(loss) of an equity investee, net of tax	1,372	(87)
Net loss from continuing operations	(8,749)	(4,147)	(23,400)
Net loss from continuing operations attributable to noncontrolling interests	(331)	(5,530)	(10,136)
Net profit/(loss) from continuing operations attributable to Vimicro International Corporation	(8,418)	1,383	(13,264)
Loss from discontinued operations, net of tax		(3,109)	(16,718)
Loss from discontinued operations attributable to noncontrolling interests		(1,107)	(1,782)
Loss from discontinued operations attributable to Vimicro International Corporation		(2,002)	(14,936)
Net loss	(8,749)	(7,256)	(40,118)
Loss attributable to noncontrolling interests	(331)	(6,637)	(11,918)
Loss attributable to Vimicro International Corporation	(8,418)	(619)	(28,200)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	542	(62)	3,309
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai		(1,468)
Unrealized gain on marketable equity securities			149
Reclassification of unrealized gain on marketable equity security into earnings			(1,517)
Other comprehensive income/(loss), net of tax	542	(1,530)	1,941
Comprehensive loss	(8,207)	(8,786)	(38,177)
Comprehensive (loss)/income attributable to noncontrolling interests	218	(6,711)	(10,444)
Comprehensive loss attributable to Vimicro International Corporation	(8,425)	(2,075)	(27,733)
(Loss)/income per share - basic
Continuing operations (in dollars per share)	$ (0.07)	$ 0.01	$ (0.09)
Discontinued operations (in dollars per share)		$ (0.02)	$ (0.10)
Total loss per share - basic (in dollars per share)	$ (0.07)	$ (0.01)	$ (0.19)
(Loss)/income per share - diluted
Continuing operations (in dollars per share)	$ (0.07)	$ 0.01	$ (0.09)
Discontinued operations (in dollars per share)		$ (0.02)	$ (0.10)
Total loss per share - diluted (in dollars per share)	$ (0.07)	$ (0.01)	$ (0.19)
Weighted-average number of ordinary shares outstanding
Basic (in shares)	114,687,240	123,253,931	145,123,889
Diluted (in shares)	114,687,240	127,624,447	145,123,889
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	1,808	2,074	2,421
Research and development, net
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	(1,001)	(974)	(782)
Selling and marketing
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	(186)	(151)	(80)
General and administrative
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	$ (621)	$ (949)	$ (1,559)